Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	Titan Iron Ore Corp.
Entity Central Index Key	0001414043
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 275,162	$ 118,066
Prepaid expenses (Note 8 and 9)	25,000	25,000
Total current assets	300,162	143,066
Mineral property options (Note 3)	1,226,676	60,000
TOTAL ASSETS	1,526,838	203,066	0
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	63,399	21,457	7,491
Current portion of promissory note (Note 6)	189,853	0
Accrued expenses - related party (Note 8 and 9)	17,086	647	10,078
Total Current Liabilities	270,338	22,104	17,569
Promissory note (Note 6)	967,703	0
Total Liabilities	1,238,041	22,104	17,569
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 50,000,000 shares authorized at par value of $0.0001, no shares issued and outstanding
Common stock, 3,700,000,000 shares authorized at par value of $0.0001, 51,621,000 (December 31, 2011 - 49,737,000; December 31, 2010 - 190,587,000) shares issued and outstanding (Note 4)	5,162	4,974	19,059
Additional paid-in capital	4,184,778	1,206,184	38,891
Deficit accumulated during the exploration stage	(3,901,143)	(1,030,196)	(75,519)
Total Stockholders' Equity	288,797	180,962	(17,569)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,526,838	$ 203,066	$ 0

BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	3,700,000,000	3,700,000,000	3,700,000,000
Common stock, Issued	51,621,000	49,737,000	190,587,000
Common stock, outstanding	51,621,000	49,737,000	190,587,000

STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		55 Months Ended	64 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Income Statement [Abstract]
REVENUES	$ 0	$ 0	$ 0	$ 0			$ 4,855	$ 4,855
OPERATING EXPENSES
Advertising	657	17,550	1,971	17,550	22,732		22,732	24,703
General and administrative (Note 9 and 8)	143,181	149,298	450,038	179,298	345,928	2,333	392,063	842,101
Impairment of mineral property acquisition costs (Note 3)	0	50,124	0	50,124	50,124		50,124	50,124
Accretion on promissory note (Note 6)	37,940	0	75,880	0				75,880
Investor relations	157,249	2,899	216,590	2,899	22,046		22,046	238,636
Professional fees	44,725	29,508	128,718	32,763	93,056	5,985	126,128	254,846
Mineral property exploration costs (Note 11 and 10)	62,904	87,469	133,700	87,469	329,107		329,107	462,807
Stock-based compensation (Note 7 and 6)	433,408	0	1,851,782	0	107,772		107,772	1,959,554
Travel	2,848	1,380	12,268	1,380	1,543		1,543	13,811
TOTAL OPERATING EXPENSES	882,912	338,228	2,870,947	371,483	972,308	8,318	1,051,515	3,922,462
LOSS FROM OPERATIONS	(882,912)	(338,228)	(2,870,947)	(371,483)	(972,308)	(8,318)	(1,046,660)	(3,917,607)
OTHER INCOME (EXPENSES)
Gain on debt settlement	0	0	0	17,631	17,631		17,631	17,631
Other income (expenses)	0	0	0	0		(1,167)	(1,167)	(1,167)
NET LOSS AND COMPREHENSIVE LOSS	$ (882,912)	$ (338,228)	$ (2,870,947)	$ (353,852)	$ (954,677)	$ (9,485)	$ (1,030,196)	$ (3,901,143)
BASIC LOSS PER SHARE	$ (0.02)	$ (0.01)	$ (0.06)	$ 0	$ (0.01)	$ 0
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	51,107,957	49,737,000	51,034,723	143,197,989	121,990,562	190,587,000

STATEMENT OF STOCKHOLDERS EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Shares, Amount at Jun. 04, 2007	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Jun. 04, 2007	0
Common Stock issued for cash at $0.0001 per share, Shares	148,000,000
Common Stock issued for cash at $0.0001 per share, Amount	14,800	(14,400)		400
Common Stock issued for cash at $0.05 per share, Shares	29,637,000
Common Stock issued for cash at $0.05 per share, Amount	2,964	37,086		40,050
Netloss			(21,874)	(21,874)
Ending Balance, Amount at Dec. 31, 2007	17,764	22,686	(21,874)	18,576
Ending Balance, Shares at Dec. 31, 2007	177,637,000
Common Stock issued for creditors at $0.05 per share, Shares	12,950,000
Common Stock issued for creditors at $0.05 per share, Amount	1,295	16,205		17,500
Netloss			(34,675)	(34,675)
Ending Balance, Amount at Dec. 31, 2008	19,059	38,891	(56,549)	1,401
Ending Balance, Shares at Dec. 31, 2008	190,587,000
Netloss			(9,485)	(9,485)
Ending Balance, Amount at Dec. 31, 2009	19,059	38,891	(66,034)	(8,084)
Ending Balance, Shares at Dec. 31, 2009	190,587,000
Netloss			(9,485)	(9,485)
Ending Balance, Amount at Dec. 31, 2010	19,059	38,891	(75,519)	(17,569)
Ending Balance, Shares at Dec. 31, 2010	190,587,000
Common Stock issued for cash at $0.50 per share, Shares	2,100,000
Common Stock issued for cash at $0.50 per share, Amount	210	1,049,790		1,050,000
Share issuance costs		(4,564)		(4,564)
Shares cancelled, Shares	(142,950,000)
Shares cancelled, Amount	(14,295)	14,295
Stock-based compensation		107,772		107,772
Netloss			(954,677)	(954,677)
Ending Balance, Amount at Dec. 31, 2011	4,974	1,206,184	(1,030,196)	180,962
Ending Balance, Shares at Dec. 31, 2011	49,737,000
Stock-based compensation		1,851,782		1,851,782
Common Stock issued for cash at $0.75 per share, Shares	1,334,000
Common Stock issued for cash at $0.75 per share, Amount	133	1,000,367		1,000,500
Shares issued for services, shares	550,000
Shares issued for services, amount	55	126,445		126,500
Netloss			(2,870,947)	(2,870,947)
Ending Balance, Amount at Sep. 30, 2012	$ 5,162	$ 4,184,778	$ (3,901,143)	$ 288,797
Ending Balance, Shares at Sep. 30, 2012	51,621,000

STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended		55 Months Ended	64 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash Flows from Operating Activities:
Net loss	$ (2,870,947)	$ (353,852)	$ (954,677)	$ (9,485)	$ (1,030,196)	$ (3,901,143)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation expense	0	0		2,333	5,833	5,833
Stock-based compensation	1,851,782	0	107,772		107,772	1,959,554
Loss on disposal of assets	0	0		1,167	1,167	1,167
Impairment of mineral property	0	50,124	50,124		50,124	50,124
Accretion on promissory note	75,880	0				75,880
Shares issued for services	126,500	0			17,500	144,000
Gain on debt settlement	0	(17,631)	(17,631)		(17,631)	(17,631)
Changes in Assets and Liabilities
Decrease (increase) in prepaid expenses	0	(35,000)	(25,000)		(25,000)	(25,000)
Increase (decrease) in accounts payable	41,942	95,322	21,519	785	29,010	70,952
Increase in accrued expenses - related party	16,439	39,250	647	5,200	10,725	27,164
Net Cash Provided by (Used in) Operating Activities	(758,404)	(221,787)	(817,246)		(850,696)	(1,609,100)
Cash Flows used in Investing Activities:
Acquisition of property and equipment	0	0			(7,000)	(7,000)
Payment on mineral property options	(85,000)	(80,124)	(110,124)		(110,124)	(195,124)
Net Cash Used in Investing Activities	(85,000)	(80,124)	(110,124)		(117,124)	(202,124)
Cash Flows from Financing Activities:
Common stock issued for cash	1,000,500	1,008,531	1,045,436		1,085,886	2,086,386
Advances provided by related parties	0	100				0
Net Cash Provided by Financing Activities	1,000,500	1,008,631	1,045,436		1,085,886	2,086,386
Net Increase in Cash	157,096	706,720	118,066		118,066	275,162
Cash- Beginning	118,066	0	0		0	0
Cash- Ending	275,162	706,720	118,066	0	118,066	275,162
Supplemental Cash Flow Information:
Cash paid for interest	0	0				0
Cash paid for income taxes	0	0				0
Non-cash Investing and Financing Item:
Shares issued for services	126,500	0			17,500	144,000
Promissory note issued for mineral property	$ 1,208,646	$ 0				$ 1,208,646

1. NATURE AND CONTINUANCE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 1 - NATURE AND CONTINUANCE OF BUSINESS

Titan Iron Ore Corp. (the Company) (formerly Digital Yearbook, Inc.) was incorporated in the State of Nevada on June 5, 2007.

Effective June 15, 2011, the Company completed a merger with its subsidiary, Titan Iron Ore Corp., a Nevada corporation, which was incorporated solely to effect a change in our name from “Digital Yearbook Inc.” to “Titan Iron Ore Corp.” effective becoming an exploration stage company. The Company’s principal business includes the acquisition, and exploration of mineral properties.

Also effective June 15, 2011, the Company effected a 37 to one forward stock split of our authorized and issued and outstanding common stock.  As a result, 5,151,000 shares of common stock outstanding increased to 190,587,000 shares of common stock. Subsequently, on June 20, 2011, the Company issued 2,100,000 common shares pursuant to a private placement unit offering, increasing the number of shares of common stock outstanding to 192,687,000. Effective June 30, 2011 and in connection with the acquisition of an option to purchase a mineral property, certain shareholders surrendered 142,950,000 common shares of the Company. As a result of the Company’s cancellation of these shares, the Company’s outstanding shares of common stock decreased to 49,737,000. During the nine-months ended September 30, 2012 the Company issued 1,334,000 shares in a private placement and issued 550,000 shares for services received, brining the total outstanding shares to 51,621,000.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which implies that the Company would continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. As at September 30, 2012 the Company has accumulated losses of $3,901,143 since inception and its operations continue to be funded primarily from sales of its stock. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern, including completion of the acquisition, exploration and development of its mineral properties is dependent on the Company’s ability to obtain the necessary financing from sales of its stock financings. The financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Titan Iron Ore Corp. (the Company) (formerly Digital Yearbook, Inc.) was incorporated in the State of Nevada on June 5, 2007. At its inception, the Company was engaged in developing and offering software products for the creation of interactive digital yearbook software for high schools.

Effective June 15, 2011, the Company completed a merger with its subsidiary, Titan Iron Ore Corp., a Nevada corporation, which was incorporated solely to effect a change in our name from “Digital Yearbook Inc.” to “Titan Iron Ore Corp.” effective becoming an exploration stage company. The Company’s principal business includes the acquisition, and exploration of mineral properties.

Also effective June 15, 2011, the Company effected a 37 to one forward stock split of our authorized and issued and outstanding common stock.  As a result, 5,151,000 shares of common stock outstanding increased to 190,587,000 shares of common stock. Subsequently, on June 20, 2011, the Company issued 2,100,000 common shares pursuant to a private placement unit offering, increasing the number of shares of common stock outstanding to 192,687,000. Effective June 30, 2011 and in connection with the acquisition of an option to purchase a mineral property, certain shareholders surrendered 142,950,000 common shares of the Company. As a result of the Company’s cancellation of these shares, the Company’s outstanding shares of common stock decreased to 49,737,000.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which implies that the Company would continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. As at December 31, 2011, the Company has accumulated losses of $1,030,196 since inception and its operations continue to be funded primarily from sales of its stock. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern, including completion of the acquisition, exploration and development of its mineral properties is dependent on the Company’s ability to obtain the necessary financing from sales of its stock financings. The financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year end is December 31.

Interim Financial Statements

The interim unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions for Securities and Exchange Commission (“SEC”) Form 10-Q. They do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2011, included in the Company’s Annual Report on Form 10-K filed on April 16, 2012, with the SEC.

The interim financial statements included herein are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the Company’s financial position as at September 30, 2012 and the results of its operations and cash flows for the nine months ended September 30, 2012 and September 30, 2011. The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of the results to be expected for future quarters or the full year ending December 31, 2012.

Use of Estimates

The preparation of these statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to useful life and recoverability of long-lived assets, deferred income tax asset valuations, asset retirement obligations, financial instrument valuations, and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition

The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.

If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Based Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based awards made to employees and directors, including stock options.

ASC 718 requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option pricing model as its method in determining fair value. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the terms of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the statement of operations over the requisite service period.

Mineral Property Costs

The Company is in the exploration stage and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are capitalized.  The Company assesses the carrying costs for impairment, whenever events or changes in circumstances indicate that the carrying cost may not be recoverable under ASC 360, Property, Plant, and Equipment at each reporting date. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, will be capitalized. Such costs will be amortized using the units-of-production method over the estimated recoverable reserves. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

Asset Retirement Obligations

The Company records asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations, which addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated retirement costs. The standard applies to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and normal use of the asset. ASC 410-20 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on settlement. As at September 30, 2012, the Company has not incurred any asset retirement obligation related to the exploration of its mineral property option.

Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements.

Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value, as required by ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The carrying values of cash, accounts payable, and due to related parties approximates fair values because of the short-term maturity of these instruments. The fair value of the Company’s promissory note approximate carrying value as the underlying imputed interest rate approximates the market rate. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. Shares underlying these securities totaled approximately 6,667,000 as of September 30, 2012.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Recent Accounting Pronouncements

The Company has implemented all other new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year-end is December 31, 2011.

Use of Estimates

The preparation of these statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to useful life and recoverability of long-lived assets, deferred income tax asset valuations, asset retirement obligations, financial instrument valuations, and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition

The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.

If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-based compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Based Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based awards made to employees and directors, including stock options.

ASC 718 requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option pricing model as its method in determining fair value. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the terms of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the statement of operations over the requisite service period.

Mineral Property Costs

The Company is in the exploration stage and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are capitalized.  The Company assesses the carrying costs for impairment, whenever events or changes in circumstances indicate that the carrying cost may not be recoverable under ASC 360, Property, Plant, and Equipment at each reporting date. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, will be capitalized. Such costs will be amortized using the units-of-production method over the estimated recoverable reserves. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

Asset Retirement Obligations

The Company records asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations, which addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated retirement costs. The standard applies to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and normal use of the asset. ASC 410-20 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on settlement. As at December 31, 2011, the Company has not incurred any asset retirement obligation related to the exploration of its mineral property option.

Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at December 31, 2011 and December 31, 2010, the Company has no items that represent other comprehensive loss and, therefore, has not included a schedule of other comprehensive loss in the financial statements.

Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value, as required by ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The carrying values of cash, accounts payable, and due to related parties approximate fair values because of the short-term maturity of these instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. Shares underlying these securities totaled approximately 5,000,000 as of December 31, 2011.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Recent Accounting Pronouncements

Comprehensive Income

In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continued statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. The update is effective for the Company’s fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have an impact on the balance sheets, results of operations or cash flows.

Fair Value Accounting

In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in Level 3 of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a significant impact on the balance sheets, results of operations or cash flows.

The Company has implemented all other new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

3. MINERAL PROPERTY OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 3 - MINERAL PROPERTY OPTIONS

Strong Creek and Iron Mountain Properties

Effective June 30, 2011 and in connection with the entry into an agreement (the “Acquisition Agreement”) with J2 Mining Ventures Ltd. (“J2 Mining”) dated June 13, 2011, the Company completed the acquisition of a 100% right, title and interest in and to a properties (Strong Creek and Iron Mountain) option agreement (the “Option Agreement”) from J2 Mining with respect to an iron ore mineral property located in Albany County, Wyoming by entering into an assignment of mineral property option agreement with J2 Mining and Wyomex LLC (the “Assignment Agreement”), whereby the Company was assigned the 100% right, title and interest in and the Option Agreement from J2 Mining.

The Option Agreement assigned to the Company from J2 Mining on June 30, 2011, was originally entered into on May 26, 2011 between J2 Mining and Wyomex LLC, pursuant to which Wyomex LLC (“Optionor”), granted to J2 Mining, as optionee, an exclusive right and option to acquire 100% undivided legal and beneficial interests in and to certain unpatented lode mining claims, fee lands, leased lands, and other interests in real property situated in Albany County, Wyoming (the “Wyoming Iron Complex”). Pursuant to the Assignment Agreement, J2 Mining agreed to assign all its rights and interests in the property and the Option Agreement, and transfer all of its obligations under the Option Agreement, to the Company.

The term of the option commenced on May 26, 2011 and could be extended for a maximum of six successive one-month periods, at the sole election of the Company, through notice to Wyomex LLC and tender of $5,000 from the Company to Wyomex LLC for each of the first three additional months and $15,000 for each additional month for months four through six. As at September 30, 2012, total payments of $145,000 had been made.

Prior to December 31, 2011, the Company provided written notice to the Optionor of its intent to exercise its option. On April 10, 2012, the Company executed an asset purchase agreement to exercise its option for consideration of $7,000,000, consisting of the following:

a)	A cash payment at closing of $85,000 as an initial payment (paid on March 30, 2012);

b)	$60,000 of consideration previously paid and received by the Optionor (see above);

c)	A $6,855,000 promissory note with an estimated fair value of $1,081,676 on the date of issuance. See Note 6 for details.

Commencing six (6) months from the date of the initial payment and every six (6) months thereafter, Titan shall pay seller, as advance production payment, the initial amount of $62,500 , as adjusted by CPI, until commencement of commercial production from the property. At the commencement of commercial production, the semi-annual advance production payment shall convert to a 4.5% gross metal value royalty on iron ore, concentrates, and/or other mineral materials produced and sold from the property by Titan. Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay the Optionor a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property.

Labrador Trough Property

On July 19, 2011, the Company entered into an option agreement with Globex Mining Enterprises Inc. ("Globex") effective July 12, 2011 (the "Agreement"), pursuant to which Globex granted the Company the right (the "Option") for a period of 90 days from July 12, 2011 to acquire an undivided 100% interest in and to 144 mining claims (the "Property") located in the Labrador trough area in the Province of Quebec, Canada.

On October 12, 2011, the Company notified the owner of the Labrador Trough iron ore property that the Company would not be exercising the option to acquire the property. The Company recorded an impairment of mineral property charge of $50,124 during the year ended December 31, 2011.

Strong Creek and Iron Mountain Properties

Effective June 30, 2011 and in connection with the entry into an agreement (the “Acquisition Agreement”) with J2 Mining Ventures Ltd. (“J2 Mining”) dated June 13, 2011, the Company completed the acquisition of a 100% right, title and interest in and to a properties (Strong Creek and Iron Mountain) option agreement (the “Option Agreement”) from J2 Mining with respect to an iron ore mineral property located in Albany County, Wyoming by entering into an assignment of mineral property option agreement with J2 Mining and Wyomex LLC (the “Assignment Agreement”), whereby the Company was assigned the 100% right, title and interest in and the Option Agreement from J2 Mining.

The Option Agreement assigned to the Company from J2 Mining on June 30, 2011, was originally entered into on May 26, 2011 between J2 Mining and Wyomex LLC, pursuant to which Wyomex LLC (“Optionor”), granted to J2 Mining, as optionee, an exclusive right and option to acquire 100% undivided legal and beneficial interests in and to certain unpatented lode mining claims, fee lands, leased lands, and other interests in real property situated in Albany County, Wyoming (the “Wyoming Iron Complex”). Pursuant to the Assignment Agreement, J2 Mining agreed to assign all its rights and interests in the property and the Option Agreement, and transfer all of its obligations under the Option Agreement, to the Company.

The term of the option commenced on May 26, 2011 and could be extended for a maximum of six successive one-month periods, at the sole election of the Company, through notice to Wyomex LLC and tender of $5,000 from the Company to Wyomex LLC for each of the first three additional months and $15,000 for each additional month for months four through six. As at December 31, 2011, total payments of $60,000 had been made.

Prior to December 31, 2010, the Company provided written notice to the Optionor of its intent to exercise its option. Subsequent to the balance sheet date, on April 10, 2012, the Company executed an asset purchase agreement (see Note 12) to exercise its option for consideration of $7,000,000, consisting of the following:

a)	A cash payment at closing of $85,000 as an initial payment (paid);
b)	$60,000 of consideration previously paid and received by the Optionor (see above);

c)	A $6,855,000 promissory note (issued), non-interest bearing, secured by the Strong Creek and Iron Mountain properties. The note is repayable through advance minimum royalty payments of $62,500 commencing six months from the date of closing and after receipt of the initial payment, and every six months thereafter, until the commencement of commercial production from the property. At the commencement of commercial production from the properties, the semi-annual advance minimum royalty shall convert to a 4.5% gross metal value royalty on iron ore and/or other mineral materials produced and sold from the property and, except for events of force majeure, in no event shall the production royalty paid to the Optionor be less than $150,000 in any given calendar year. Repayment of the promissory note may be demanded by the Optionor upon an event of default as defined in the agreement.

Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay the optionor a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property.

Labrador Trough Property

On July 19, 2011, the Company entered into an option agreement with Globex Mining Enterprises Inc. ("Globex") effective July 12, 2011 (the "Agreement"), pursuant to which Globex granted the Company the right (the "Option") for a period of 90 days from July 12, 2011 to acquire an undivided 100% interest in and to 144 mining claims (the "Property") located in the Labrador trough area in the Province of Quebec, Canada.

On October 12, 2011, the Company notified the owner of the Labrador Trough iron ore property that the Company would not be exercising the option to acquire the property. The Company recorded an impairment of mineral property charge of $50,124 during the year ended December 31, 2011.

4. COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 4 - COMMON STOCK

On January 11, 2012, the Company closed a private placement for 1,334,000 units at a price of $0.75 per unit for proceeds of $1,000,500. Each unit consists of one share of our common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one share of our common stock at a purchase price of $1.00 for a period of three years.

On September 12, 2012, the Company issued 50,000 shares to a consultant under a contract entered into on July 18, 2012 to provide fund raising services to the Company. Per substance of the agreement, the shares are valued at the contract date. The closing price of the Company’s stock on July 18, 2012 was $0.43 and therefore the transaction was valued at $21,500.

On September 25, 2012, the Company issued 500,000 shares to a consultant under a contract to provide various corporate finance advisory services to the Company. Per substance of the agreement, the shares were valued at the contract date. The closing price of the Company’s stock on September 5, 2012 was $0.21 and therefore the transaction was valued at $105,000.

Effective June 15, 2011 the Company effected a 37 to 1 forward stock split of the Company’s authorized and outstanding commons stock. As a result, the 5,151,000 shares outstanding increased to 190,587,000.  All share amounts have been retroactively adjusted for all periods presented.

On June 20, 2011, the Company closed a private placement for 2,100,000 units at a price of $0.50 per units for net proceeds of $1,045,436 after share issue costs. Each unit consists of one share of our common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one share of our common stock at a purchase price of $0.75 for a period of three years.

Effective June 30, 2011 and in connection with the acquisition of an option to purchase a mineral property, certain shareholders surrendered 142,950,000 common shares of the Company. As a result of the Company’s cancellation of these shares, the Company’s outstanding shares of common stock decreased to 49,737,000.

5. SHARE PURCHASE WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 5 - SHARE PURCHASE WARRANTS
		Weighted Average
	Number of	Exercise
	Warrants	Price
Balance, December 31, 2011	1,050,000	0.75
Warrants granted with private placement	667,000	$1.00

Balance, September 30, 2012	1,717,000	$0.85

Details of share purchase warrants outstanding as of September 30, 2012 are:

Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

1,050,000	$0.75	June 20, 2014
667,000	$1.00	January 10, 2015
1,717,000	$0.85

		Weighted Average
	Number of	Exercise
	Warrants	Price
Balance, December 31, 2010 and 2009	-	-
Warrants granted with private placement	1,050,000	$0.75

Balance, December 31, 2011	1,050,000	$0.75

Details of share purchase warrants outstanding as of December 31, 2011 are:

Number of Warrants Outstanding and Exercisable		Exercise Price
2011	per Share	Expiry Date

1,050,000	$0.75	June 20, 2014

6. PROMISSORY NOTE	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NOTE 6 - PROMISSORY NOTE

On April 10, 2012 the Company issued a non-interest bearing promissory note in the amount of $6,855,000 to Wyomex Limited Liability Company (“Wyomex”) secured by the Strong Creek and Iron Mountain properties. The note is repayable through advance minimum royalty payments of $62,500 (adjusted for the consumer price index in successive period) beginning six months from March 30, 2012 (“closing date”) and after receipt of the initial payment, and every six months thereafter, until the commencement of commercial production from the property. At the commencement of commercial production from the properties, the semi-annual advance minimum royalty shall convert to a 4.5% gross metal value royalty on iron ore and/or other mineral materials produced and sold from the property and, except for events of force majeure, in no event shall the production royalty paid to Wyomex be less than $150,000 in any given calendar year. Repayment of the promissory note may be demanded by Wyomex upon an event of default as defined in the agreement. Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay Wyomex a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property. The estimated fair value of the note (based on estimated 14.03% interest rate) was calculated to be $1,081,676 on April 10, 2012. The Company recorded an accretion expense of $75,880 for the nine months ended September 30, 2012. As of September 30, 2012, the carrying value of the promissory note is $1,157,556.

At September 30, 2012, estimated contractual principal payments due on the promissory note for the next five years are as follows:

September 30, 2013	189,853
September 30, 2014	130,557
September 30, 2015	133,841
September 30, 2016	137,208
September 30, 2017	140,660
Total	$732,119

7. STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 7 - STOCK-BASED COMPENSATION

On November 22, 2011, the Board of Directors approved a stock option plan (“2011 Stock Option Plan”), the purpose of which is to enhance the Company’s stockholder value and financial performance by attracting, retaining and motivating the Company’s officers, directors, key employees, consultants and its affiliates and to encourage stock ownership by such individuals by providing them with a means to acquire a proprietary interest in the Company’s success through stock ownership. Under the 2011 Stock Option Plan, officers, directors, employees and consultants who provide services to the Company may be granted options to acquire common shares of the Company.   The aggregate number of options authorized by the plan shall not exceed 9,947,400 common shares of the Company.

During the year ended December 31, 2011, the Company granted 3,450,000 and 500,000 stock options at an exercise price of $0.84 per share for 10 years and 3 years respectively. The fair value of the options has been estimated using the Black Scholes option pricing model using the following assumptions: risk free interest rate of 1.63%, dividend yield of 0%, volatility of 113% and expected life of 10 years.  During the nine months ended September 30, 2012, the Company granted 1,000,000 stock options at an exercise price of $0.20 for 10 years. During the nine months ended September 30, 2012, the Company recorded stock-based compensation of $1,851,782 related to the vesting period for these stock options.

The following table summarizes the options outstanding as at September 30, 2012:

	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

      The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
			$	$

Outstanding, December 31, 2011	3,950,000	0.84	8.33	869,000
Options granted	1,000,000	0.20	9.73
Outstanding, September 30, 2012	4,950,000	0.71	8.62	110,000
Exercisable, September 30, 2012	987,500	0.84	8.33	-

As at September 30, 2012, there was $583,296 of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted average period of 0.83 years.

On November 22, 2011, the Board of Directors approved a stock option plan (“2011 Stock Option Plan”), the purpose of which is to enhance the Company’s stockholder value and financial performance by attracting, retaining and motivating the Company’s officers, directors, key employees, consultants and its affiliates and to encourage stock ownership by such individuals by providing them with a means to acquire a proprietary interest in the Company’s success through stock ownership. Under the 2011 Stock Option Plan, officers, directors, employees and consultants who provide services to the Company may be granted options to acquire common shares of the Company.   The aggregate number of options authorized by the plan shall not exceed 9,947,400 common shares of the Company.

During the year ended December 31, 2011, the Company granted 3,450,000 and 500,000 stock options at an exercise price of $0.84 per share for 10 years and 3 years respectively.  During the year ended December 31, 2011, the Company recorded stock-based compensation of $107,772.

The weighted average grant date fair value of stock options granted during the year ended December 31, 2011 was $0.80.

The weighted average assumptions used for each of the years ended December 31, are as follows:

2011
Expected dividend yield	0%
Risk-free interest rate	1.64%
Expected volatility	115%
Expected option life (in years)	8.41

The following table summarizes the options outstanding as at December 31, 2011:

	Option Price	Number of shares
Expiry Date	Per Share	2011	2010
December 21, 2021	0.84	3,450,000	-
December 21, 2014	0.84	500,000	-

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value
			$		$

Outstanding, December 31, 2010 and 2009	-	-

Granted	3,950,000	0.84

Outstanding, December 31, 2011	3,950,000	0.84		9.08		869,000

Exercisable, December 31, 2011	-	-		-		-

As at December 31, 2011, there was $6,058,492 of unrecognized compensation cost related to non-vested stock option agreements. This cost is expected to be recognized over a weighted average period of 1.47 years.

8. COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
NOTE 8 - COMMITMENTS

On June 30, 2011, the Company entered into an employment agreement with an officer to serve as President and Chief Executive Officer of our company for a term of two years with automatic renewals for similar two year periods pursuant to the terms of the agreement.  Under the agreement, the officer receives monthly remuneration at a gross rate of $15,000. The Company can terminate the agreement within 60 days of notice. If the executive is terminated without cause, the executive shall be entitled to one month’s severance pay for each one month of service up to a maximum of two years. The officer shall also be entitled to receive 2.4 million options to purchase shares of the Company’s common stock pursuant to the Company’s Stock Option Plan, with 1.0 million of the options being granted in calendar year 2011 (completed) and 1.4 million option (800,000 options granted) being granted after December 31, 2011.

On June 30, 2011, the Company entered into consulting agreements with a management company managed by the CEO, for consulting fee of $2,500 per month to provide office space and administrative services. The Company can terminate the agreement within 15 days written notice. The agreement commences on June 30, 2011 for a one year period and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a firm to provide the services of the Company’s Vice President, Exploration, who will provide and perform certain geological advisory services. Under the agreement, the firm receives monthly compensation at a gross rate of $6,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a consulting firm to provide certain geological, engineering, marketing and project management services as may be requested by Company at monthly rate of $8,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On November 1, 2011, the Company entered into a consulting agreement with a financial public relations firm for a term of 1 year. Under the agreement, the consultant receives $8,000 per month, and 500,000 options (granted) to purchase common stock of the Company.

On September 5, 2012, the Company entered into a consulting and professional service agreement with a consultant to provide corporate advisory, corporate finance, strategic planning, marketing and related advisory services in consideration for the issuance of 500,000 shares of restricted common stock. The 500,000 shares were issued on September 25, 2012. The term of the agreement is for a period of 6 months, provided, however, that the Company may extend the agreement for a successive 6 month period for an additional 500,000 shares of restricted stock.

On June 30, 2011, the Company entered into an employment agreement with an officer to serve as President and Chief Executive Officer of our company for a term of two years with automatic renewals for similar two year periods pursuant to the terms of the agreement.  Under the agreement, the officer receives monthly remuneration at a gross rate of $15,000. The Company can terminate the agreement within 60 days of notice. If the executive is terminated without cause, the executive shall be entitled to one month’s severance pay for each one month of service up to a maximum of two years. The officer shall also be entitled to receive 2.4 million options to purchase shares of the Company’s common stock pursuant to the Company’s Stock Option Plan, with 1.0 million of the options being granted in calendar year 2011 (completed) and 1.4 million option being granted after December 31, 2011.

On June 30, 2011, the Company entered into consulting agreements with a management company managed by the CEO, for consulting fee of $2,500 per month to provide office space and administrative services. The Company can terminate the agreement within 15 days written notice. The agreement commences on June 30, 2011 for a one year period and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a firm to provide the services of the company’s Vice President, Exploration, who will provide and perform for the benefit of our company certain geological advisory services as may be requested by our company. Under the agreement, the firm receives monthly compensation at a gross rate of $6,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a consulting firm who will provide and perform for the benefit of our company certain geological, engineering, marketing and project management services as may be requested by our company at monthly rate of $8,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On November 1, 2011, the Company entered into a consulting agreement with a financial public relations firm for a term of 1 year. Under the agreement, the consultant receives $8,000 per month, and 500,000 options (granted) to purchase common stock of the Company.

9. RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 9 - RELATED PARTY TRANSACTIONS AND BALANCES

During the year ended December 31, 2011 the Company advanced $25,000 to a management firm managed by the Company’s CEO and this amount was outstanding as at September 30, 2012. This advance for expenses to be incurred on the Company’s behalf was recorded as prepaid expenses.

During the nine months ended September 30, 2012 the Company incurred $22,500 in management fees and $7,355 in rent expense to the  management firm managed by the Company’s CEO (2011: $7,500) with such costs being recorded as general and administrative costs. As at September 30, 2012, the Company owed $17,086 including unreimbursed expenses to this firm (2011: $Nil).

During the nine months ended September 30, 2012 the Company incurred $278,979 in management fees to officers and directors of the Company (2011: $128,511) with such costs being recorded as general and administrative costs.

The above transactions were recorded at their exchange amounts, being the amounts agreed by the related parties.

During the year ended December 31, 2011 the Company advanced $25,000 at December 31, 2011 to a management firm managed by the Company’s CEO (2010: $0). This advance for expenses to be incurred on the Company’s behalf was recorded as prepaid expenses.

During the year ended December 31, 2010 a former officer provided $10,078 in advances to the Company and this amount was owing as at December 31, 2010. This amount was assumed by previous management during the year ended December 31, 2011 in connection with the acquisition of an option to purchase a mineral property.

During the year ended December 31, 2011 the Company incurred $30,000 (2010: $0) in management fees to a former officer and director.

During the year ended December 31, 2011 the Company incurred $15,000 in management fees and $7,355 in rent expense to a management firm managed by the Company’s CEO (2010: $0) with such costs being recorded as general and administrative costs. As at December 31, 2011, the Company owed $430 including unreimbursed expenses to this firm (2010: $0).

During the year ended December 31, 2011 the Company incurred $194,797 in management fees to officers and director of the Company (2010: $0) with such costs being recorded as general and administrative costs. As at December 31, 2011, the Company owed $217 in unreimbursed expenses to an officer (2010: $0).

During the year ended December 31, 2011 the Company incurred $10,000 in management fees to a director (2010: $0) with such costs being recorded as general and administrative costs.

The above transactions were recorded at their exchange amounts, being the amounts agreed by the related parties.

10. FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
NOTE 10 - FAIR VALUE MEASUREMENT

ASC 820, Fair Value Measurements and Disclosures require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities. Valuations are based on quoted prices that are readily and regularly available in an active market and do not entail a significant degree of judgment.

Level 2

Level 2 applies to assets or liabilities for which there are other than Level 1 observable inputs such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 2 instruments require more management judgment and subjectivity as compared to Level 1 instruments. For instance: determining which instruments are most similar to the instrument being priced requires management to identify a sample of similar securities based on the coupon rates, maturity, issuer, credit rating and instrument type, and subjectively select an individual security or multiple securities that are deemed most similar to the security being priced; and determining whether a market is considered active requires management judgment.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The determination of fair value for Level 3 instruments requires the most management judgment and subjectivity.

Pursuant to ASC 825, cash is based on "Level 1" inputs. The Company believes that the recorded values of accounts payable approximate their current fair values because of their nature or respective relatively short durations. The fair value of the Company’s promissory note approximates carrying value as the underlying imputed interest rate approximates the market rate.

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of September 30, 2012, as follows.

Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2012
	$	$	$	$

Assets:
Cash	275,162	–	–	275,162

As at September 30, 2012, there were no liabilities measured at fair value on a recurring basis presented on the Company’s balance sheet.

ASC 820, Fair Value Measurements and Disclosures require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities. Valuations are based on quoted prices that are readily and regularly available in an active market and do not entail a significant degree of judgment.

Level 2

Level 2 applies to assets or liabilities for which there are other than Level 1 observable inputs such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 2 instruments require more management judgment and subjectivity as compared to Level 1 instruments. For instance: determining which instruments are most similar to the instrument being priced requires management to identify a sample of similar securities based on the coupon rates, maturity, issuer, credit rating and instrument type, and subjectively select an individual security or multiple securities that are deemed most similar to the security being priced; and determining whether a market is considered active requires management judgment.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The determination of fair value for Level 3 instruments requires the most management judgment and subjectivity.

Pursuant to ASC 825, cash is based on "Level 1" inputs. The Company believes that the recorded values of accounts payable approximate their current fair values because of their nature or respective relatively short durations.

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of December 31, 2011, as follows.

Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2011
	$	$	$	$

Assets:
Cash	118,066	–	–	118,066

As at December 31, 2011, there were no liabilities measured at fair value on a recurring basis presented on the Company’s balance sheet.

11. MINERAL PROPERTY EXPLORATION COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 11 - MINERAL PROPERTY EXPLORATION COSTS

During the nine months ended September 30, 2012 and 2011 the following project costs were incurred:

	Nine months Ended September 30, 2012	Nine Months Ended September 30, 2011

Strong Creek and Iron Mountain:
Technical Report	$73,137	$12,879
Claims	3,230	3,255
Drilling	11,655
Travel	20,678	—
Aeromagnetic Survey	20,000	—
Lease payments	5,000
TOTAL	133,700	16,134

Labrador Trough:
Reconnaissance	—	71,335

Total Exploration Costs	$133,700	$87,469

During the year ended December 31, 2011 the following project costs were incurred:

	Year ended December 31, 2011	Year ended December 31, 2010

Strong Creek and Iron Mountain:
Technical Report	$49,767	$-
Drilling	202,098
Travel	2,652	-
Claims	3,255	-
TOTAL	257,772	-

Labrador Trough:
Reconnaissance	71,335	-

Total Exploration Costs	$329,107	$-

11.a. INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
11.a. INCOME TAXES

The Company has adopted the provisions of ASC 740, Income Taxes. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in the financial statements because the Company cannot be assured that it is more likely than not that it will utilize the net operating losses carried forward in future years. The Company has approximately $846,905 of net operating losses to carry forward which are available to offset taxable income in future years which expire through fiscal 2031. For the years ended December 31, 2011, and 2010, the valuation allowance established against the deferred tax assets increased by $296,417, and $3,320 respectively.

The components of the net deferred tax asset at December 31, 2011, and 2010, the statutory tax rate, the effective tax rate, and the amount of the valuation allowance are indicated below:

	December 31, 2011 $	December 31, 2010 $

Net loss before taxes	(954,677)	(9,485)
Statutory rate	35%	35%

Computed expected tax (recovery)	(334,137)	(3,320)
Stock-based compensation	37,720	–
Increase in valuation allowance:	296,417	3,320

Reported income taxes	–	–

	December 31, 2011 $	December 31, 2010 $

Potential deferred tax asset
- Net operating losses	194,729	26,431
- Mineral properties	128,119	–
- Less valuation allowance	(322,848)	(26,431)

Net deferred tax asset	–	–

12. SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
NOTE 12 - SUBSEQUENT EVENT

On October 1, 2012, the Company made the first advance royalty payment of $63,563 under the Strong Creek and Iron Mountain asset purchase agreement.

On October 19, 2012 the Company announced that it had entered into an agreement with an accredited investor (the “Investor”) to secure equity line financing. Separately, the Company also received funding from convertible debentures.

Under a Securities Purchase Agreement, upon Titan registering its common shares under a registration statement, the Investor will make equity financing available to the Company over a 36-month commitment, allowing the Company to sell up to $10,000,000 in value of its common shares. The Company will determine, at its own discretion, the timing and amount of its sales of stock, subject to certain conditions and limitations. Shares will be priced at the lesser of a 10% discount from the Volume Weighted Average Prices ("VWAP") for the Company's common stock during the five consecutive trading days following a sales notice and the price that is $0.01 below the VWAP on the date in question, but are limited to $250,000 per pricing period or result in the investor beneficially owning more than 9.99% of the then outstanding common stock. The Investor will also receive Commitment shares up to a total of 3% of the $10 million commitment amount for the equity line. On October 22, 2012 the Investor received 150,015 shares as the first tranche of commitment shares. The Company can terminate the line at any time.

In addition to equity line financing, the Company received bridge loans in the form of convertible debentures with gross proceeds to the Company of $200,000. These debentures carry an interest rate of 5%, with an original issue discount of 15%, and are convertible at the lesser of: (a) $0.27 during the six months following the closing date, and $.35 thereafter, and (b) 70% of the average daily VWAP for the common stock during the ten (10) consecutive trading days immediately preceding the applicable conversion date. The investors also collectively received 3-year warrants to purchase a total of 705,901 shares at an exercise price of $0.25, exercisable on a cashless basis. A finder's fee of 9% of the purchase price in cash and 9% in warrants was paid  to an affiliate of the Investor with respect to a portion of the convertible debenture financing.

On October 25 and 26, 2012, the investors and the finder collectively exercised their full allotment of warrants on a cashless basis and received a total of 556, 183 restricted shares of the Company.

On January 12, 2012 the Company completed a non-brokered private placement of 1,334,000 units at $0.75 per unit, for total gross proceeds of $1,000,500. Each unit consists of one common share in the capital of the Company and one half common share purchase warrant entitling the purchaser to acquire one additional common share at the exercise price of $1.00 per common share until January 10, 2015.

On April 10, 2012, the Company exercised its option to purchase the Strong Creek and Iron Mountain mineral properties located in Albany County, Wyoming for consideration totaling $7,000,000 (see Note 3).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year end is December 31.

Interim Financial Statements

The interim unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions for Securities and Exchange Commission (“SEC”) Form 10-Q. They do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2011, included in the Company’s Annual Report on Form 10-K filed on April 16, 2012, with the SEC.

The interim financial statements included herein are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the Company’s financial position as at September 30, 2012 and the results of its operations and cash flows for the nine months ended September 30, 2012 and September 30, 2011. The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of the results to be expected for future quarters or the full year ending December 31, 2012.

Use of Estimates

The preparation of these statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to useful life and recoverability of long-lived assets, deferred income tax asset valuations, asset retirement obligations, financial instrument valuations, and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition	The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured.
Advertising Costs	The Company’s policy regarding advertising is to expense advertising when incurred.
Cash and Cash Equivalents	The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.
Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.

If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-based compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Based Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based awards made to employees and directors, including stock options.

ASC 718 requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option pricing model as its method in determining fair value. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the terms of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the statement of operations over the requisite service period.

Mineral Property Costs

The Company is in the exploration stage and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are capitalized.  The Company assesses the carrying costs for impairment, whenever events or changes in circumstances indicate that the carrying cost may not be recoverable under ASC 360, Property, Plant, and Equipment at each reporting date. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, will be capitalized. Such costs will be amortized using the units-of-production method over the estimated recoverable reserves. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

Asset Retirement Obligations

The Company records asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations, which addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated retirement costs. The standard applies to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and normal use of the asset. ASC 410-20 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on settlement. As at September 30, 2012, the Company has not incurred any asset retirement obligation related to the exploration of its mineral property option.

Comprehensive Loss	ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements.
Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value, as required by ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The carrying values of cash, accounts payable, and due to related parties approximates fair values because of the short-term maturity of these instruments. The fair value of the Company’s promissory note approximate carrying value as the underlying imputed interest rate approximates the market rate. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. Shares underlying these securities totaled approximately 6,667,000 as of September 30, 2012.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Recent Accounting Pronouncements

The Company has implemented all other new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

5. SHARE PURCHASE WARRANTS (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Shares outstanding	4,950,000	3,950,000
Shares granted	1,000,000
Weighted average exercise price of share outstanding	$ 0.71	$ 0.84
Weighted average exercise price of share granted	$ 0.2
Warrant [Member]
Shares outstanding	1,717,000	1,050,000
Weighted average exercise price of share outstanding	$ 0.85	$ 0.75
Warrant [Member] | PrivatePlacementMember
Shares granted	667,000
Weighted average exercise price of share granted	$ 1

5. SHARE PURCHASE WARRANTS (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Shares outstanding	4,950,000	3,950,000
Weighted average exercise price of share outstanding	$ 0.71	$ 0.84
Warrant [Member]
Shares outstanding	1,717,000	1,050,000
Weighted average exercise price of share outstanding	$ 0.85	$ 0.75
Warrant One [Member]
Shares outstanding	1,050,000
Weighted average exercise price of share outstanding	$ 0.75
Expiry date	Jun 20, 2014
Warrant Two [Member]
Shares outstanding	667,000
Weighted average exercise price of share outstanding	$ 1
Expiry date	Jan 10, 2015

6. PROMISSORY NOTE (Details) (USD $)	Sep. 30, 2012
Summary of estimated contractual principal payments due on the promissory note for the next five years
September 30, 2013	$ 189,853
September 30, 2014	130,557
September 30, 2015	133,841
September 30, 2016	137,208
September 30, 2017	140,660
Total	$ 732,119

7. STOCK-BASED COMPENSATION (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of share outstanding	$ 0.71	$ 0.84
Shares outstanding	4,950,000	3,950,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Dec 21, 2021
Weighted average exercise price of share outstanding	$ 0.84
Shares outstanding	3,450,000
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Dec 21, 2014
Weighted average exercise price of share outstanding	$ 0.84
Shares outstanding	500,000
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Jun 21, 2022
Weighted average exercise price of share outstanding	$ 0.2
Shares outstanding	1,000,000

7. STOCK-BASED COMPENSATION (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation Details 1
Shares outstanding	4,950,000	3,950,000
Shares granted	1,000,000
Shares exercisable	987,500
Weighted average exercise price of share outstanding	$ 0.71	$ 0.84
Weighted average exercise price of share granted	$ 0.2
Weighted average exercise price of share exercisable	$ 0.84
Weighted-average remaining contractual term (years) of share outstanding	8 years 6 months 2 days	8 years 3 months 3 days
Weighted-average remaining contractual term (years) of share granted	9 years 7 months 3 days
Weighted-average remaining contractual term (years) of share exercisable	8 years 3 months 3 days
Aggregate intrinsic value of share outstanding	$ 110,000	$ 869,000
Aggregate intrinsic value of share exercisable

10. FAIR VALUE MEASUREMENT (Details) (USD $)	Sep. 30, 2012
Fair Value Inputs Level2 [Member]
Assets
Cash	$ 0
Fair Value Measurements Recurring [Member]
Assets
Cash	275,162
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level1 [Member]
Assets
Cash	275,162
Fair Value Inputs Level3 [Member]
Assets
Cash	$ 0

11. MINERAL PROPERTY EXPLORATION COSTS (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Strong Creek and Iron Mountain:
Technical Report	$ 73,137	$ 12,879
Claims	3,230	3,255
Drilling	11,655	0
Travel	20,678	0
Aeromagnetic Survey	20,000	0
Lease payments	5,000	0
TOTAL	133,700	16,134
Reconnaissance	0	71,335
Total Exploration Costs	$ 133,700	$ 87,469

1. NATURE AND CONTINUANCE OF BUSINESS (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Nature And Continuance Of Business Details Narrative
Deficit accumulated during the exploration stage	$ 3,901,143	$ 1,030,196	$ 75,519

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Details Narrative
Anti Dilutive securities outstanding	6,667,000

3. MINERAL PROPERTY OPTIONS (Details Narrative) (USD $)	Sep. 30, 2012
Mineral Property Options Details Narrative
Payment for extension of term of option and exercising	$ 145,000

6. PROMISSORY NOTE (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2012
Promissory Note Details Narrative
Accretion expense	$ 75,880
Carrying value of the promissory note	$ 1,157,556

7. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		55 Months Ended	64 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			1,000,000
Weighted average exercise price of share granted			$ 0.2
Weighted-average remaining contractual term (years) of share granted			10 years
Risk free interest rate			1.63%
Dividend yield			0.00%
Volatility rate			113.00%
Expected life			10 years
Stock-based compensation	$ 433,408	$ 0	$ 1,851,782	$ 0	$ 107,772		$ 107,772	$ 1,959,554
Unrecognized compensation cost related to non-vested stock options	$ 583,296		$ 583,296					$ 583,296
Cost is expected to be recognized over a weighted average period			9 months 29 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted					3,450,000
Weighted average exercise price of share granted					$ 0.84
Weighted-average remaining contractual term (years) of share granted					10 years
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted					500,000
Weighted average exercise price of share granted					$ 0.84
Weighted-average remaining contractual term (years) of share granted					3 years

8. COMMITMENTS (Details Narrative) (USD $)	Sep. 30, 2012
Term of employment agreement with officer	2 years
Monthly remuneration under agreement of employment	$ 15,000
Period of notice to terminate agreement	60 days
Number of shares authorized to purchase	2,400,000
Monthly payment as consulting fee	8,000
Monthly receipt as consulting fee	6,000
Chief Executive Officer [Member]
Period of notice to terminate agreement	15 days
Monthly payment as consulting fee	$ 2,500

9. RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Management fee	$ 22,500
Rent expenses	7,355	7,500
Owe to the firm	17,086	0
Management fees paid to officer and director	278,979	128,511
Chief Executive Officer [Member]
Advance to related parties	$ 25,000